Restructuring Charges - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Restructuring Charges [Line Items]
Restructuring and related activities, term description	The restructuring activities are generally short term in nature and are generally completed within one year of initiation.
Restructuring costs	¥ 25,715	¥ 24,710	¥ 33,005
Electronics Products & Solutions
Restructuring Charges [Line Items]
Restructuring costs	15,671	14,727	16,011
Manufacturing Sites and Sales Offices Overseas | Electronics Products & Solutions
Restructuring Charges [Line Items]
Restructuring costs	¥ 15,671	¥ 14,727	¥ 16,011